SCHEDULE OF ESTIMATED FAIR VALUE OF OPTIONS GRANTED (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Share price (US dollars)	$ 20.09
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	55.37%	[1]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.46%	[2]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years 3 months 21 days	[3]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 7
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsFairValue-0]	$ 2.1
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	64.89%	[1]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.48%	[2]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 years 3 months 21 days	[3]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 10.5
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsFairValue-0]	$ 2.2

[1]	Due to the low trading volume of the Company’s common stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).
[2]	The risk-free interest rate represented the risk-free rate of $
[3]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.